Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventories

	December 31, 2017	December 31, 2016

Current
Copper-gold concentrate	$92,882	$86,023
Provision against carrying value of copper-gold concentrate	-	(8,091)
Ore stockpiles	65,556	81,833
Provision against carrying value of ore stockpiles	(10,129)	(41,403)
Materials and supplies	193,902	208,866
Provision against carrying value of materials and supplies	(68,069)	(66,560)
	$274,142	$260,668

Non-current
Ore stockpiles	$51,144	$73,356
Provision against carrying value of ore stockpiles	(7,765)	(52,573)
	$43,379	$20,783